CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ 1,525,683	$ 948,676	$ 603,655
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	904,955	983,360	939,714
Equity in losses (earnings) of affiliates			1,975
Realized and unrealized losses (gains) on investments	(10,758)		18,933
Non-cash, stock-based compensation	31,163	15,387	12,227
Deferred tax expense (benefit) (Note 8)	582,519	182,859	(32,513)
Other, net	7,781	375	5,851
Change in noncurrent assets	37,986	443	6,507
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(28,425)	(98,131)	11,857
Changes in current assets and current liabilities:
Trade accounts receivable - other	18,173	(41,311)	56,460
Allowance for doubtful accounts	(17,735)	13,279	1,165
Trade accounts receivable - EchoStar	(2,141)	24,192	(16,777)
Inventory	(56,063)	(228,625)	51,411
Other current assets	(5,723)	(8,781)	9,587
Trade accounts payable	(31,614)	20,200	(33,809)
Trade accounts payable - EchoStar	(15,712)	(31,913)	(28,087)
Deferred revenue and other	5,822	(11,913)	(14,116)
Litigation expense accrual (Note 11)	(316,949)	225,456	361,024
Litigation settlement payments (Note 11)	(350,000)
Accrued programming and other accrued expenses	(10,600)	151,427	39,333
Net cash flows from operating activities	2,268,362	2,144,980	1,994,397
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(4,286,081)	(4,352,377)	(5,590,668)
Sales and maturities of marketable investment securities	5,205,514	4,468,529	4,277,251
Purchases of property and equipment	(765,490)	(1,547,523)	(922,420)
Change in restricted cash and marketable investment securities	12,751	(3,921)	(57,731)
Purchase of strategic investments included in noncurrent other investment securities		(11,742)	(1,214)
Proceeds from sale of strategic investments	10,000	4,000
Other	(46)	703
Net cash flows from investing activities	176,648	(1,442,331)	(2,294,782)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	2,000,000		1,400,000
Deferred debt issuance costs	(27,261)		(23,090)
Repurchases and redemption of 6 3/8% Senior Notes due 2011	(1,000,000)
Repayment of long-term debt and capital lease obligations	(32,716)	(26,910)	(26,300)
Dividend to DISH Orbital Corporation	(3,500,000)		(1,050,000)
Capital distribution to affiliate		(266,699)
Other	6,773
Net cash flows from financing activities	(2,553,204)	(293,609)	300,610
Net increase (decrease) in cash and cash equivalents	(108,194)	409,040	225
Cash and cash equivalents, beginning of period	507,266	98,226	98,001
Cash and cash equivalents, end of period	$ 399,072	$ 507,266	$ 98,226